Schedule of Weighted Average Assumptions of Awards Issued (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	85.92%
Risk-free rate of return	1.43%
Expected term (years)	6 years 3 months 22 days
Fair Value per share	$ 3.65
Two Thousand Eight Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.00%
Expected volatility			99.00%
Risk-free rate of return			1.70%
Expected term (years)			6 years 1 month 6 days
Two Thousand Fourteen Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility		80.00%	78.00%
Risk-free rate of return		1.70%	0.90%
Expected term (years)		6 years	6 years